ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 9.9%
	FIXED INCOME - 9.9%
166,100	Invesco Fundamental High Yield Corporate Bond ETF				$ 3,227,323
58,930	iShares Core U.S. Aggregate Bond ETF				6,755,735
29,100	SPDR Bloomberg High Yield Bond ETF				3,160,842
					13,143,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,225,409)				13,143,900

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.3%
	CLO — 17.2%
500,000	Ares XXXIIR CLO Ltd.(a),(b)	US0003M + 2.900%	3.0250	05/15/30	494,633
2,000,000	BlueMountain Fuji US CLO II Ltd.(a),(b)	US0003M + 3.000%	3.1310	10/20/30	1,980,762
250,000	Carlyle Global Market Strategies CLO 2013-4 Ltd.(a),(b)	US0003M + 1.750%	1.8740	01/15/31	248,371
2,000,000	CARLYLE US CLO 2018-2 Ltd.(a),(b)	US0003M + 2.900%	3.0240	10/15/31	1,992,486
1,400,000	Cedar Funding IX CLO Ltd.(a),(b)	US0003M + 2.600%	2.7320	04/20/31	1,388,395
1,000,000	Columbia Cent CLO 28 Ltd.(a),(b)	US0003M + 3.420%	3.5450	11/07/30	934,846
1,500,000	Dryden 37 Senior Loan Fund(a),(b)	US0003M + 5.150%	5.2740	01/15/31	1,431,302
1,600,000	Dryden 55 CLO Ltd.(a),(b)	US0003M + 2.850%	2.9740	04/15/31	1,590,088
1,500,000	Greenwood Park CLO Ltd.(a),(b)	US0003M + 2.500%	2.6240	04/15/31	1,482,398
2,000,000	Mountain View CLO IX Ltd.(a),(b)	US0003M + 3.120%	3.2440	07/15/31	1,930,152
1,000,000	Oaktree CLO 2019-1 Ltd.(a),(b)	US0003M + 3.800%	3.9280	04/22/30	976,147
1,500,000	OZLM XIX Ltd.(a),(b)	US0003M + 3.100%	3.2240	11/22/30	1,474,208
2,150,000	OZLM XXIV Ltd.(a),(b)	US0003M + 4.260%	4.3910	07/20/32	2,137,404
1,000,000	Sound Point CLO VIII-R, Ltd.(a),(b),(c)	US0003M + 6.600%	6.7240	04/15/30	899,406
2,025,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 2.800%	2.9300	04/21/31	1,945,450
2,000,000	Venture XV CLO Ltd.(a),(b)	US0003M + 3.920%	4.0440	07/15/32	1,999,999
					22,906,047
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
62,092	Alternative Loan Trust 2007-J1(d)		4.0590	11/25/36	62,673
2,949,813	BCAP, LLC Trust 2007-AA2(b),(e)		0.4170	04/25/37	35,537
					98,210
	TOTAL ASSET BACKED SECURITIES (Cost $23,259,379)				23,004,257

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
391,299	Fannie Mae Interest Strip(e)		8.0000	11/25/27	$ 45,838
209,795	Fannie Mae Interest Strip(e)		6.5000	04/25/32	35,689
128,102	Fannie Mae Interest Strip(e)		5.0000	10/25/33	15,496
148,788	Fannie Mae Interest Strip(e)		5.5000	12/25/33	29,408
91,460	Fannie Mae Interest Strip(b),(e)		6.0000	07/25/34	15,274
546,724	Fannie Mae Interest Strip(e)		4.5000	09/25/35	83,991
223,385	Fannie Mae Interest Strip(b),(e)		6.5000	09/25/35	41,828
180,945	Fannie Mae Interest Strip(b),(e)		6.5000	11/25/35	30,128
811,986	Fannie Mae Interest Strip(e)		5.0000	04/25/36	127,597
222,532	Fannie Mae Interest Strip(b),(e)		6.0000	05/25/36	46,727
123,159	Fannie Mae Interest Strip(e)		6.0000	06/25/36	25,324
1,148,399	Fannie Mae Interest Strip(e)		5.0000	07/25/36	193,609
203,618	Fannie Mae Interest Strip(e)		5.0000	10/25/36	35,756
2,366,941	Fannie Mae Interest Strip(e)		5.5000	11/25/36	483,981
118,989	Fannie Mae Interest Strip(e)		5.5000	07/25/37	23,338
185,679	Fannie Mae Interest Strip(e)		6.0000	01/25/38	36,683
154,854	Fannie Mae Interest Strip(e)		6.0000	02/25/38	31,227
1,111,340	Fannie Mae Interest Strip(e)		6.0000	05/25/39	258,967
349,272	Fannie Mae Interest Strip(e)		4.5000	06/25/39	48,491
523,397	Fannie Mae Interest Strip(e)		5.5000	11/25/39	113,908
1,459,028	Fannie Mae Interest Strip(e)		5.5000	11/25/40	290,253
533,274	Fannie Mae Interest Strip(e)		4.0000	04/25/42	73,910
134,454	Fannie Mae REMICS(b),(e)	US0001M + 7.950%	7.8610	07/25/31	18,120
700,112	Fannie Mae REMICS(b),(e)	US0001M + 7.750%	7.6610	02/25/33	138,169
226,734	Fannie Mae REMICS(e)		6.0000	05/25/33	35,159
321,565	Fannie Mae REMICS(b),(e)	US0001M + 38.500%	5.5000	07/25/33	55,444
413,967	Fannie Mae REMICS(b),(e)		5.0000	10/25/34	69,895
300,102	Fannie Mae REMICS(b),(e)	US0001M + 6.650%	6.5610	12/25/34	48,757
103,764	Fannie Mae REMICS(b),(e)	US0001M + 6.050%	5.9610	10/25/35	16,579
179,946	Fannie Mae REMICS(b),(e)	US0001M + 6.700%	6.6110	10/25/35	32,766
243,159	Fannie Mae REMICS(b),(e)	US0001M + 6.625%	6.5360	01/25/36	40,598
31,171	Fannie Mae REMICS(b),(e)	US0001M + 6.700%	6.6110	03/25/36	6,298
75,493	Fannie Mae REMICS(b),(e)	US0001M + 6.700%	6.6110	03/25/36	13,797
2,000,828	Fannie Mae REMICS(b),(e)	US0001M + 0.380%	0.4690	04/25/36	120,697

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
2,159,846	Fannie Mae REMICS(b),(e)	US0001M + 0.390%	0.4790	07/25/36	$ 119,201
189,719	Fannie Mae REMICS(b),(e)	US0001M + 6.580%	6.4910	10/25/36	39,091
139,594	Fannie Mae REMICS(b),(e)	US0001M + 6.600%	6.5110	12/25/36	25,865
72,851	Fannie Mae REMICS(b),(e)	US0001M + 7.200%	7.1110	01/25/37	14,705
310,211	Fannie Mae REMICS(b),(e)	US0001M + 6.770%	6.6810	04/25/37	60,695
1,124,498	Fannie Mae REMICS(b),(e)	US0001M + 6.760%	6.6710	06/25/37	214,950
127,420	Fannie Mae REMICS(b),(e)	US0001M + 6.400%	6.3110	07/25/37	23,764
160,952	Fannie Mae REMICS(b),(e)	US0001M + 6.600%	6.5110	07/25/37	26,180
1,067,128	Fannie Mae REMICS(b),(e)	US0001M + 6.520%	6.4310	09/25/37	195,015
151,737	Fannie Mae REMICS(b),(e)	US0001M + 6.410%	6.3210	11/25/37	28,071
283,926	Fannie Mae REMICS(b),(e)	US0001M + 6.400%	6.3110	12/25/37	60,245
364,749	Fannie Mae REMICS(b),(e)	US0001M + 6.300%	6.2110	01/25/38	64,359
7,564,597	Fannie Mae REMICS(b),(e)	US0001M + 6.450%	0.1500	02/25/38	33,249
98,008	Fannie Mae REMICS(b)	US0001M + 23.283%	22.9560	02/25/38	125,089
2,623,159	Fannie Mae REMICS(b),(e)	US0001M + 6.000%	5.9110	07/25/38	453,405
533,416	Fannie Mae REMICS(b),(e)	US0001M + 6.050%	5.9610	09/25/39	70,153
560,800	Fannie Mae REMICS(e)		6.0000	11/25/39	60,978
146,184	Fannie Mae REMICS(b),(e)	US0001M + 6.250%	6.1610	01/25/40	25,506
154,005	Fannie Mae REMICS(e)		5.5000	10/25/40	19,102
422,297	Fannie Mae REMICS(e)		6.0000	11/25/40	90,387
513,316	Fannie Mae REMICS(b),(e)	US0001M + 6.030%	5.9410	12/25/40	99,731
99,109	Fannie Mae REMICS(e)		4.0000	03/25/41	12,268
385,403	Fannie Mae REMICS(e)		5.0000	06/25/41	63,053
4,098,001	Fannie Mae REMICS(e)		5.0000	10/25/41	513,816
642,519	Fannie Mae REMICS(b),(e)	US0001M + 6.550%	6.4610	10/25/41	118,740
2,182,985	Fannie Mae REMICS(b),(e)	US0001M + 6.520%	6.4310	12/25/41	459,022
1,990,623	Fannie Mae REMICS(b),(e)	US0001M + 6.700%	6.6110	03/25/42	239,741
1,289,659	Fannie Mae REMICS(b),(e)	US0001M + 5.550%	5.4610	08/25/42	194,801
1,994,765	Fannie Mae REMICS(e)		5.0000	09/25/42	367,978
143,604	Fannie Mae REMICS(e)		4.5000	02/25/43	15,210
2,190,771	Fannie Mae REMICS(e)		4.5000	02/25/43	372,022
432,983	Fannie Mae REMICS(b),(e)	US0001M + 6.000%	5.9110	10/25/43	71,219
550,832	Fannie Mae REMICS(e)		5.5000	12/25/43	88,352
1,673,304	Fannie Mae REMICS(b),(e)	US0001M + 6.250%	6.1610	01/25/45	291,676

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
366,525	Fannie Mae REMICS(e)		5.0000	06/25/45	$ 49,578
1,453,827	Fannie Mae REMICS(b),(e)	US0001M + 6.150%	6.0610	01/25/48	306,773
757,384	Fannie Mae REMICS(e)		5.5000	08/25/48	133,443
1,220,648	Fannie Mae REMICS(b),(e)	US0001M + 6.250%	6.1610	08/25/48	219,354
205,841	Fannie Mae REMICS(e)		4.5000	10/25/48	20,018
608,722	Fannie Mae REMICS(b),(e)	US0001M + 6.050%	5.9610	08/25/49	105,796
158,892	Freddie Mac REMICS(b),(e)	US0001M + 7.880%	7.7900	06/15/31	31,345
120,538	Freddie Mac REMICS(b),(e)		6.5000	05/15/32	19,432
1,782,311	Freddie Mac REMICS(e)		6.5000	05/15/32	297,349
333,831	Freddie Mac REMICS(b),(e)	US0001M + 8.000%	7.9100	06/15/32	60,732
66,650	Freddie Mac REMICS(b),(e)	US0001M + 7.900%	7.8100	11/15/32	15,178
73,618	Freddie Mac REMICS(b),(e)	US0001M + 8.000%	7.9100	12/15/32	12,917
353,242	Freddie Mac REMICS(e)		5.5000	03/15/33	60,699
758,131	Freddie Mac REMICS(b),(e)	US0001M + 6.000%	5.9100	05/15/34	127,736
333,050	Freddie Mac REMICS(b),(e)	US0001M + 6.700%	6.6100	11/15/34	69,154
470,988	Freddie Mac REMICS(b),(e)	US0001M + 6.050%	5.9600	03/15/35	72,672
1,191,617	Freddie Mac REMICS(b),(e)	US0001M + 6.600%	6.5100	10/15/35	226,051
76,111	Freddie Mac REMICS(b),(e)	US0001M + 6.700%	6.6100	02/15/36	15,859
373,208	Freddie Mac REMICS(b),(e)	US0001M + 6.650%	6.5600	05/15/36	61,539
145,362	Freddie Mac REMICS(b),(e)	US0001M + 6.650%	6.5600	11/15/36	27,446
329,454	Freddie Mac REMICS(b),(e)	US0001M + 6.100%	6.0100	04/15/37	62,757
292,365	Freddie Mac REMICS(b),(e)	US0001M + 6.050%	5.9600	08/15/37	47,799
291,542	Freddie Mac REMICS(b),(e)	US0001M + 6.030%	5.9400	09/15/37	53,850
302,927	Freddie Mac REMICS(e)		5.5000	07/15/39	32,361
209,705	Freddie Mac REMICS(b),(e)	US0001M + 6.730%	6.6400	09/15/39	43,231
424,278	Freddie Mac REMICS(e)		3.5000	10/15/39	28,024
3,291,224	Freddie Mac REMICS(b),(e)	US0001M + 6.550%	6.4600	03/15/40	699,619
234,030	Freddie Mac REMICS(b),(e)	US0001M + 6.030%	5.9400	11/15/40	39,503
197,251	Freddie Mac REMICS(b),(e)	US0001M + 6.550%	6.4600	08/15/42	42,891
577,413	Freddie Mac REMICS(e)		4.5000	09/15/43	90,947
1,871,334	Freddie Mac REMICS(e)		5.5000	12/25/43	358,870
237,670	Freddie Mac REMICS(e)		4.0000	03/15/45	24,431
12,896,326	Freddie Mac REMICS(b),(e)	US0001M + 6.100%	0.1000	05/15/46	54,782
340,797	Freddie Mac REMICS(b),(e)	US0001M + 6.000%	5.9100	05/15/46	61,367

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
25,281	Freddie Mac REMICS(e)		4.5000	07/15/46	$ 37
541,445	Freddie Mac REMICS(b),(e)	US0001M + 6.000%	5.9100	09/15/46	123,180
322,393	Freddie Mac REMICS(b),(e)	US0001M + 5.900%	5.8100	01/15/54	58,875
299,529	Freddie Mac Strips(e)		8.0000	08/01/27	47,174
181,696	Freddie Mac Strips(e)		7.0000	03/15/32	40,246
5,698,462	Freddie Mac Strips(e)		3.5000	12/15/33	643,920
275,498	Freddie Mac Strips(e)		4.5000	09/15/35	38,500
378,092	Freddie Mac Strips(e)		5.0000	04/15/36	60,427
439,870	Freddie Mac Strips(e)		5.5000	07/15/36	84,350
71,447	Freddie Mac Strips(e)		6.0000	08/15/36	14,163
652,137	Freddie Mac Strips(e)		5.0000	09/15/36	115,113
1,065,089	Freddie Mac Strips(e)		5.5000	12/15/36	193,373
223,197	Freddie Mac Strips(e)		4.5000	05/15/40	33,929
466,694	Freddie Mac Strips(b),(e)		4.0000	01/15/43	70,253
1,813,858	Freddie Mac Strips(e)		5.0000	12/15/43	302,291
1,019,230	Freddie Mac Strips(b),(e)		4.0000	10/15/47	154,275
1,456,692	Freddie Mac Strips(b),(e)		3.5000	06/15/50	180,952
892,960	Government National Mortgage Association(e)		5.0000	05/20/34	121,064
574,882	Government National Mortgage Association(b),(e)	US0001M + 7.100%	7.0140	06/20/34	101,870
30,785	Government National Mortgage Association(b)	US0001M + 27.500%	27.0710	12/16/34	49,242
184,648	Government National Mortgage Association(b),(e)	US0001M + 4.180%	4.0940	07/20/37	15,743
202,433	Government National Mortgage Association(b),(e)	US0001M + 6.500%	6.4140	01/16/38	36,134
116,193	Government National Mortgage Association(b),(e)	US0001M + 6.460%	6.3740	02/20/38	13,035
1,450,927	Government National Mortgage Association(b),(e)	US0001M + 6.490%	6.4040	02/20/38	234,349
172,371	Government National Mortgage Association(b),(e)	US0001M + 6.470%	6.3840	03/20/38	22,111
146,224	Government National Mortgage Association(b),(e)	US0001M + 6.270%	6.1840	04/20/38	527
200,910	Government National Mortgage Association(b),(e)	US0001M + 6.250%	6.1640	06/16/38	31,431
176,340	Government National Mortgage Association(b),(e)	US0001M + 6.250%	6.1640	06/20/38	31,162
89,489	Government National Mortgage Association(b),(e)	US0001M + 7.300%	7.2140	12/20/38	12,361
155,850	Government National Mortgage Association(b),(e)	US0001M + 5.950%	5.8640	06/20/39	17,227
254,335	Government National Mortgage Association(b),(e)	US0001M + 6.550%	6.4640	07/16/39	22,191
548,049	Government National Mortgage Association(b),(e)		3.3340	02/20/40	49,866
104,333	Government National Mortgage Association(b),(e)	US0001M + 6.000%	5.9140	09/20/40	18,301
183,957	Government National Mortgage Association(b),(e)	US0001M + 6.050%	5.9640	11/16/40	35,295

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
759,395	Government National Mortgage Association(e)		4.0000	01/20/41	$ 57,686
250,934	Government National Mortgage Association(e)		4.0000	03/16/41	25,675
280,006	Government National Mortgage Association(b),(e)	US0001M + 6.690%	6.6040	11/16/41	62,940
170,219	Government National Mortgage Association(e)		3.5000	01/20/43	28,813
456,056	Government National Mortgage Association(e)		3.5000	04/20/43	43,231
2,063,847	Government National Mortgage Association(e)		4.0000	08/20/43	166,626
132,797	Government National Mortgage Association(b),(e)	US0001M + 6.100%	6.0140	11/20/43	23,590
279,407	Government National Mortgage Association(b),(e)	US0001M + 6.100%	6.0140	04/20/44	44,457
503,542	Government National Mortgage Association(b),(e)	US0001M + 5.600%	5.5140	06/16/44	89,663
171,711	Government National Mortgage Association(e)		4.0000	10/20/44	12,899
2,098,280	Government National Mortgage Association(e)		5.0000	10/20/44	396,434
2,136,205	Government National Mortgage Association(e)		4.0000	11/20/44	200,253
785,773	Government National Mortgage Association(b),(e)	US0001M + 5.600%	5.5140	02/20/45	136,969
704,513	Government National Mortgage Association(b),(e)	US0001M + 5.600%	5.5140	05/20/45	124,944
146,432	Government National Mortgage Association(e)		4.0000	06/20/45	11,129
720,887	Government National Mortgage Association(e)		4.0000	07/20/45	52,880
797,783	Government National Mortgage Association(b),(e)	US0001M + 6.200%	6.1140	10/20/45	149,872
452,219	Government National Mortgage Association(e)		4.5000	11/16/45	79,426
687,098	Government National Mortgage Association(b),(e)	US0001M + 5.650%	5.5640	01/20/46	118,463
271,086	Government National Mortgage Association(b),(e)	US0001M + 6.100%	6.0140	01/20/46	54,222
298,670	Government National Mortgage Association(e)		3.5000	10/20/46	45,544
284,643	Government National Mortgage Association(e)		5.5000	05/16/47	57,277
450,976	Government National Mortgage Association(e)		4.0000	01/20/48	74,977
357,286	Government National Mortgage Association(e)		5.5000	09/20/48	50,298
539,260	Government National Mortgage Association(e)		5.5000	10/20/48	95,150
2,134,614	Government National Mortgage Association(e)		3.5000	04/20/50	284,909
4,023,642	Government National Mortgage Association(b),(e)		1.9350	10/20/69	322,990
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,740,683)				16,699,128

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6%
	ASSET MANAGEMENT — 2.1%
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	$ 1,563,686
1,150,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,193,349
					2,757,035
	AUTOMOTIVE — 6.8%
500,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	532,005
450,000	Ford Motor Credit Company, LLC(b)	US0003M + 1.080%	1.1980	08/03/22	450,030
350,000	Ford Motor Credit Company, LLC		3.3500	11/01/22	355,688
500,000	Ford Motor Credit Company, LLC		2.7500	12/20/22	493,351
480,000	Ford Motor Credit Company, LLC		4.1400	02/15/23	493,560
600,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	610,500
675,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	693,563
200,000	Ford Motor Credit Company, LLC		3.6500	11/20/23	200,018
750,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	777,188
736,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	762,680
777,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	831,623
833,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	856,741
1,250,000	General Motors Financial Company, Inc.		4.2000	11/06/21	1,250,504
250,000	General Motors Financial Company, Inc.		3.5500	07/08/22	255,162
500,000	Harley-Davidson Financial Services, Inc.(a)		4.0500	02/04/22	504,476
					9,067,089
	BANKING — 4.1%
1,000,000	BBVA Bancomer S.A.(a)		6.7500	09/30/22	1,048,750
227,000	BPCE S.A.		2.7500	12/02/21	227,484
1,000,000	CIT Group, Inc. Class A(b)	US0003M + 3.972%	5.8000	06/15/22	1,018,750
150,000	CIT Group, Inc.		5.0000	08/15/22	154,875
628,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	01/30/23	651,550
550,000	Deutsche Bank A.G.		5.0000	02/14/22	556,853
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,519,285
250,000	JPMorgan Chase & Company(b)	US0003M + 3.800%	3.9260	12/29/49	251,621
					5,429,168
	BEVERAGES — 0.1%
191,000	Heineken N.V.(a)		3.4000	04/01/22	193,375

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6% (Continued)
	BIOTECH & PHARMA — 3.3%
1,000,000	Bausch Health Companies, Inc.(a)		6.1250	04/15/25	$ 1,019,770
1,429,000	Teva Pharmaceutical Finance IV BV		3.6500	11/10/21	1,432,765
1,663,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,677,219
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	315,000
					4,444,754
	CABLE & SATELLITE — 1.9%
668,000	CSC Holdings, LLC		6.7500	11/15/21	669,670
1,736,000	CSC Holdings, LLC		5.8750	09/15/22	1,792,420
					2,462,090
	COMMERCIAL SUPPORT SERVICES — 2.1%
2,595,000	Aramark Services, Inc.(a)		6.3750	05/01/25	2,734,196

	CONTAINERS & PACKAGING — 0.9%
1,117,000	Graphic Packaging International, LLC		4.8750	11/15/22	1,150,125

	DIVERSIFIED INDUSTRIALS — 0.2%
250,000	General Electric Company Series D(b)	US0003M + 3.330%	3.4460	06/15/69	244,323

	ELECTRIC UTILITIES — 4.4%
400,000	Electricite de France S.A.(a),(b)	USSW10 + 3.709%	5.2500	01/29/49	414,700
1,998,000	FirstEnergy Corporation		3.6000	07/15/22	2,015,483
2,161,000	FirstEnergy Corporation		4.7500	03/15/23	2,241,952
150,000	FirstEnergy Corporation		2.0500	03/01/25	150,882
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	281,858
700,000	Puget Energy, Inc.		5.6250	07/15/22	716,275
					5,821,150
	HEALTH CARE FACILITIES & SERVICES — 0.1%
98,000	Fresenius Medical Care US Finance II, Inc.(a)		5.8750	01/31/22	99,227

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
474,000	Bank of New York Mellon Corporation (The)(b)	US0003M + 3.420%	3.5420	12/20/21	475,778
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/26	1,045,250
					1,521,028

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6% (Continued)
	INTERNET MEDIA & SERVICES — 1.7%
2,190,000	Netflix, Inc.	5.5000	02/15/22	$ 2,222,850

	LEISURE FACILITIES & SERVICES — 2.4%
1,576,000	Carnival Corporation	7.2000	10/01/23	1,701,780
500,000	Marriott International, Inc.	2.3000	01/15/22	501,049
345,000	Marriott International, Inc.	3.2500	09/15/22	350,400
625,000	Marriott International, Inc.	2.1250	10/03/22	632,582
				3,185,811
	OIL & GAS PRODUCERS — 2.6%
245,000	DCP Midstream Operating, L.P.	3.8750	03/15/23	252,963
1,401,000	Energy Transfer Operating, L.P.	5.2000	02/01/22	1,400,999
401,000	Energy Transfer Operating, L.P.	3.6000	02/01/23	412,053
500,000	Energy Transfer Operating, L.P.	4.2500	03/15/23	518,516
883,000	Plains All American Pipeline, L.P. / PAA Finance Corporation	3.6500	06/01/22	891,696
				3,476,227
	PUBLISHING & BROADCASTING — 0.0%(f)
26,000	Pearson Funding plc(a)	3.2500	05/08/23	26,447

	REAL ESTATE INVESTMENT TRUSTS — 4.4%
850,000	American Tower Trust #1(a)	3.0700	03/15/23	851,809
1,705,000	MGM Growth Properties Operating Partnership, L.P.(a)	4.6250	06/15/25	1,835,006
164,000	Office Properties Income Trust	4.0000	07/15/22	167,065
1,000,000	SBA Communications Corporation	4.8750	09/01/24	1,013,750
1,960,000	Service Properties Trust	4.6500	03/15/24	1,979,601
				5,847,231
	RETAIL - CONSUMER STAPLES — 0.2%
200,000	Safeway, Inc.	4.7500	12/01/21	201,243

	RETAIL - DISCRETIONARY — 1.2%
1,605,000	Penske Automotive Group, Inc.	3.5000	09/01/25	1,651,144

	SOFTWARE — 2.2%
2,963,000	NortonLifeLock, Inc.	3.9500	06/15/22	2,994,111

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6% (Continued)
	SPECIALTY FINANCE — 1.6%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.4500	12/16/21	$ 150,227
1,021,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	1,045,248
200,000	Engie S.A.(a)		2.8750	10/10/22	204,456
650,000	OneMain Finance Corporation		6.1250	03/15/24	692,250
					2,092,181
	TECHNOLOGY SERVICES — 0.4%
505,000	Nielsen Company Luxembourg SARL (The)(a)		5.0000	02/01/25	514,469

	TELECOMMUNICATIONS — 3.1%
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,825,562
1,257,000	T-Mobile USA, Inc.		4.0000	04/15/22	1,274,284
					4,099,846
	TOBACCO & CANNABIS — 1.1%
605,000	Imperial Brands Finance plc(a)		3.7500	07/21/22	615,014
80,000	Imperial Brands Finance plc		3.7500	07/21/22	81,324
785,000	Imperial Brands Finance plc(a)		3.5000	02/11/23	805,757
					1,502,095
	TRANSPORTATION & LOGISTICS — 4.6%
911,275	American Airlines 2013-2 Class A Pass Through Trust		4.9500	01/15/23	929,761
1,075,991	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	1,064,313
1,245,000	American Airlines Group, Inc.		5.0000	06/01/22	1,249,668
300,411	Continental Airlines 2007-1 Class A Pass Through Trust		5.9830	04/19/22	304,922
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,200,520
1,334,034	United Airlines 2014-2 Class B Pass Through Trust		4.6250	09/03/22	1,366,117
					6,115,301
	TOTAL CORPORATE BONDS (Cost $69,509,153)				69,852,516

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.4%
	COMMERCIAL SUPPORT SERVICES — 0.7%
876,858	Aramark Services, Inc.(b)	US0001M + 2.500%	1.8950	04/01/28	872,254

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.4% (Continued)
	SEMICONDUCTORS — 0.6%
750,000	MKS Instruments, Inc.(b)	US0001M + 2.250%	2.7500	10/22/28	$ 750,000

	SOFTWARE — 0.9%
1,250,000	Sunshine Software Merger Sub, Inc.(b)	US0001M + 3.750%	4.2500	09/21/28	1,249,844

	TRANSPORTATION & LOGISTICS — 2.2%
1,000,000	Air Canada(b)	US0001M + 3.250%	4.2500	07/27/28	1,011,875
1,992,494	United Airlines, Inc.(b)	US0001M + 3.750%	4.5000	04/14/28	2,023,447
					3,035,322
	TOTAL TERM LOANS (Cost $5,866,028)				5,907,420

	TOTAL INVESTMENTS - 96.8% (Cost $129,600,652)				$ 128,607,221
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%				4,198,606
	NET ASSETS - 100.0%				$ 132,805,827

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Underlying Face Amount at Value(g)	Unrealized Depreciation
85	CBOT 10 Year US Treasury Note	Interactive Brokers	12/21/2021	$ 11,109,755	$ (245,714)
60	CBOT US Long Bond Future	Interactive Brokers	12/21/2021	9,650,640	(200,610)
	TOTAL FUTURES CONTRACTS				$ (446,324)

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L. P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the total market value of 144A securities is $37,926,167 or 28.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2021 was $899,406, representing 0.7% of net assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2021.
(e)	Interest only securities.
(f)	Percentage rounds to less than 0.1%.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.